UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06103

Investors Cash Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2015

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2015

Semiannual Report

to Shareholders

Deutsche Variable NAV Money Fund

Institutional Shares

Contents
3 Portfolio Summary
4 Investment Portfolio
9 Statement of Assets and Liabilities
11 Statement of Operations
12 Statement of Changes in Net Assets
13 Financial Highlights
14 Notes to Financial Statements
21 Information About Your Fund's Expenses
23 Advisory Agreement Board Considerations and Fee Evaluation
27 Account Management Resources
29 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks preservation of capital, the net asset value per share of the fund will fluctuate, and you could lose money by investing in the fund. Unlike a traditional money market fund, the fund will not use the amortized cost method of valuation and does not seek to maintain a stable share price of $1.00. As a result, the fund's share price, which is its net asset value per share (NAV), will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains.

Money Market investments are subject to interest-rate and credit risks. When interest rates rise, prices generally fall. In addition, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although individual securities may outperform the market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions. Any investments in money market instruments of foreign issuers are subject to some of the risks of foreign investing, such as unfavorable political and legal developments, limited financial information, regulatory risk, and economic and financial instability. Portfolio management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of February 28, 2015 (Unaudited)
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 10.5%
ANZ New Zealand International Ltd., 144A, 1.85%, 10/15/2015	1,000,000	1,008,889
Banco del Estado de Chile, 0.24%, 5/4/2015	2,000,000	2,000,080
China Construction Bank Corp., 0.31%, 4/13/2015	2,750,000	2,750,000
Commonwealth Bank of Australia, 144A, 3.5%, 3/19/2015	1,000,000	1,001,383
National Australia Bank Ltd., 1.6%, 8/7/2015	1,500,000	1,508,530
Oversea-Chinese Banking Corp., Ltd.:
0.19%, 3/9/2015	2,000,000	2,000,020
0.28%, 8/3/2015	1,000,000	1,000,040
Rabobank Nederland NV, 0.27%, 7/3/2015	1,500,000	1,500,000
Total Certificates of Deposit and Bank Notes (Cost $12,768,200)		12,768,942

Collateralized Mortgage Obligation 0.8%
Resimac MBS Trust, "A2", Series 2013-1, 144A, 0.468%**, 3/7/2015 (Cost $1,000,000)	1,000,000	1,000,000

Commercial Paper 49.2%
Issued at Discount* 39.0%
Bank Nederlandse Gemeenten, 0.285%, 9/17/2015	2,000,000	1,997,440
Bedford Row Funding Corp.:
144A, 0.35%, 10/19/2015	1,000,000	997,760
144A, 0.47%, 12/11/2015	1,000,000	996,910
Catholic Health Initiatives, 0.22%, 5/5/2015	2,000,000	1,999,380
Charta Corp., 144A, 0.2%, 3/6/2015	2,500,000	2,499,950
Coca-Cola Co., 0.31%, 9/16/2015	1,000,000	998,840
Dexia Credit Local:
0.265%, 4/8/2015	500,000	499,920
0.3%, 4/20/2015	1,000,000	999,770
0.31%, 5/29/2015	500,000	499,735
Hannover Funding Co., LLC, 0.19%, 3/26/2015	1,250,000	1,249,837
Macquarie Bank Ltd., 144A, 0.26%, 4/17/2015	1,000,000	999,760
Matchpoint Master Trust, 0.12%, 3/2/2015	4,695,000	4,694,961
MetLife Short Term Funding LLC, 144A, 0.2%, 3/18/2015	500,000	499,965
Natixis, 0.09%, 3/5/2015	4,155,000	4,154,917
Nederlandse Waterschapsbank NV, 0.28%, 7/9/2015	1,200,000	1,199,124
Nordea Bank AB:
0.225%, 4/1/2015	1,500,000	1,499,805
0.23%, 3/17/2015	2,000,000	1,999,900
Old Line Funding LLC:
144A, 0.22%, 4/7/2015	2,000,000	1,999,680
144A, 0.25%, 5/29/2015	1,500,000	1,499,235
PSP Capital, Inc., 0.18%, 4/10/2015	2,500,000	2,499,625
Regency Markets No. 1 LLC, 144A, 0.12%, 3/6/2015	5,265,000	5,264,867
Siemens Capital Co., LLC, 144A, 0.15%, 3/26/2015	2,000,000	1,999,820
Standard Chartered Bank, 0.26%, 4/6/2015	2,000,000	1,999,660
Suncorp-Metway Ltd., 0.31%, 4/1/2015	3,000,000	2,999,580
Toronto-Dominion Holdings U.S.A., Inc., 0.28%, 6/5/2015	1,500,000	1,499,400
		47,549,841
Issued at Par** 10.2%
Australia & New Zealand Banking Group Ltd.:
144A, 0.03%, 4/30/2015	2,000,000	1,999,940
144A, 0.353%, 6/18/2015	500,000	499,942
BNZ International Funding Ltd., 144A, 0.293%, 10/14/2015	2,200,000	2,199,714
General Electric Capital Corp., 0.242%, 8/11/2015	2,000,000	1,999,920
Old Line Funding LLC, 144A, 0.273%, 7/16/2015	1,000,000	999,960
Rabobank Nederland NV, 0.375%, 10/1/2015	2,500,000	2,499,650
Starbird Funding Corp., 144A, 0.221%, 5/4/2015	1,000,000	999,970
Westpac Banking Corp., 0.243%, 7/17/2015	1,200,000	1,199,904
		12,399,000
Total Commercial Paper (Cost $59,946,276)		59,948,841

Short-Term Notes 6.2%
Banco del Estado de Chile, 0.252%**, 5/14/2015	2,000,000	1,999,920
Bank of Nova Scotia, 0.535%**, 12/31/2015	1,000,000	1,001,040
Canadian Imperial Bank of Commerce, 0.35%**, 8/18/2015	1,000,000	999,909
JPMorgan Chase Bank NA, 0.377%**, 3/22/2016	1,000,000	999,207
Svenska Handelsbanken AB, 144A, 0.376%**, 10/2/2015	2,000,000	2,000,000
Wal-Mart Stores, Inc., 5.319%, 6/1/2015	500,000	505,936
Total Short-Term Notes (Cost $7,508,326)		7,506,012

Municipal Bonds and Notes 10.5%
California, San Jose Redevelopment Agency, 0.32%, 4/10/2015, LOC: JPMorgan Chase Bank NA	3,000,000	3,000,150
Catawba County, NC, Hospital Revenue, Valley Medical Center, 144A, 0.14%***, 10/1/2034, LOC: Branch Banking & Trust	5,430,000	5,430,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.17%***, 5/1/2048, LOC: Bank of China	2,440,000	2,440,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series B, 144A, 0.19%***, 11/1/2049, LOC: Bank of China	2,000,000	2,000,000
Total Municipal Bonds and Notes (Cost $12,870,000)		12,870,150

Closed-End Investment Company 0.4%
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.11%***, 5/1/2041, LIQ: Barclays Bank PLC (Cost $500,000)	500,000	500,000

Time Deposits 9.1%
Bank of Scotland PLC, 0.06%, 3/2/2015	5,500,000	5,500,000
Credit Agricole Corporate & Investment Bank, 0.06%, 3/2/2015	5,643,000	5,643,000
Total Time Deposits (Cost $11,143,000)		11,143,000

Repurchase Agreements 13.3%
BNP Paribas, 0.09%, dated 3/27/2015, to be repurchased at $11,171,084 on 3/2/2015 (a)	11,171,000	11,171,000
Wells Fargo Bank, 0.4%, dated 2/2/2015, to be repurchased at $5,004,889 on 5/1/2015 (b) (c)	5,000,000	5,001,900
Total Repurchase Agreements (Cost $16,171,000)		16,172,900

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $121,906,802)†	100.0	121,909,845
Other Assets and Liabilities, Net	0.0	46,435
Net Assets	100.0	121,956,280

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2015.

*** Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of February 28, 2015.

† The cost for federal income tax purposes was $121,906,802. At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $3,043. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,497 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,454.

(a) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,989,793	Federal Home Loan Mortgage Corp.	3.0–7.0	12/1/2017– 2/1/2045	4,402,857
6,353,183	Federal National Mortgage Association	2.5–6.5	11/1/2017– 4/1/2044	6,935,364
54,192	Government National Mortgage Association	3.0–4.5	4/15/2042– 6/20/2044	56,199
Total Collateral Value				11,394,420

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
407,468	Abbey National Treasury Services PLC	1.65	9/29/2017	409,647
1,688,000	DDR Corp.	4.625	7/15/2022	1,821,733
1,349,000	MetLife, Inc.	6.375	6/15/2034	1,851,057
1,122,814	NextEra Energy Capital Holdings, Inc.	2.7	9/15/2019	1,159,609
Total Collateral Value				5,242,046

(c) Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of February 28, 2015. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax

LIQ: Liquidity Facility

LOC: Letter of Credit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (d)	$—	$105,736,945	$—	$105,736,945
Repurchase Agreements	—	16,172,900	—	16,172,900
Total	$—	$121,909,845	$—	$121,909,845

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of February 28, 2015 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $105,733,902)	$105,736,945
Repurchase agreements, at value (cost $16,172,900)	16,172,900
Investments in securities, at value (cost $121,906,802)	121,909,845
Cash	85
Interest receivable	63,314
Due from Advisor	11,123
Other assets	2,927
Total assets	121,987,294
Liabilities
Accrued Trustees' fees	1,130
Accrued expenses	29,884
Total liabilities	31,014
Net assets, at value	$121,956,280
Net Assets Consist of
Undistributed net investment income	248
Net unrealized appreciation (depreciation) on investments	3,043
Accumulated net realized gain (loss)	(230)
Paid-in capital	121,953,219
Net assets, at value	$121,956,280
Net Asset Value
Capital Shares Net Asset Value, offering and redemption price per share ($121,945,359 ÷ 12,193,111 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$10.001
Institutional Shares Net Asset Value, offering and redemption price per share ($10,921 ÷ 1,092 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$10.001

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended February 28, 2015 (Unaudited)
Investment Income
Income: Interest	$173,327
Expenses: Management fee	126,863
Administration fee	84,575
Services to shareholders	339
Service fee	3
Custodian fee	7,996
Professional fees	24,301
Reports to shareholders	15,584
Registration fees	2,348
Trustees' fees and expenses	3,391
Other	8,711
Total expenses before expense reductions	274,111
Expense reductions	(274,108)
Total expenses after expense reductions	3
Net investment income	173,324
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(230)
Change in net unrealized appreciation (depreciation) on investments	2,280
Net gain (loss)	2,050
Net increase (decrease) in net assets resulting from operations	$175,374

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Operations: Net investment income	$173,324	$143,497
Operations: Net investment income	$173,324	$143,497
Net realized gain (loss)	(230)	65
Change in net unrealized appreciation (depreciation)	2,280	420
Net increase (decrease) in net assets resulting from operations	175,374	143,982
Distribution to shareholders from: Net investment income Capital Shares	(173,513)	(143,449)
Institutional Shares	(10)	(12)
Total distributions	(173,523)	(143,461)
Fund share transactions: Proceeds from shares sold	138,515,703	126,377,787
Reinvestment of distributions	151,986	130,728
Payments for shares redeemed	(138,540,149)	(58,778,714)
Net increase (decrease) in net assets from Fund share transactions	127,540	67,729,801
Increase (decrease) in net assets	129,391	67,730,322
Net assets at beginning of period	121,826,889	54,096,567
Net assets at end of period (including undistributed net investment income of $248 and $447, respectively)	$121,956,280	$121,826,889

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Institutional Shares	Six Months Ended 2/28/15 (Unaudited)		Period Ended 8/31/14a
Selected Per Share Data
Net asset value, beginning of period	$10.001		$10.001
Income (loss) from investment operations: Net investment income	.009		.011
Net realized and unrealized gain (loss)	.000	***	.000	***
Total from investment operations	.009		.011
Less distributions from: Net investment income		(.009)	(.011)
Net asset value, end of period	$10.001		$10.001
Total Return (%)b	.09	**	.11	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	11		12
Ratio of expenses before expense reductions (%)	.78	*	1.01	*
Ratio of expenses after expense reductions (%)	.05	*	.05	*
Ratio of net investment income (%)	.15	*	.16	*
a For the period from December 2, 2013 (commencement of operations of Institutional Shares) to August 31, 2014.
b Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Variable NAV Money Fund (the "Fund") is a diversified series of Investors Cash Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers two classes of shares: Capital Shares and Institutional Shares. Certain detailed financial information for Capital Shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of February 28, 2015, the Fund held repurchase agreements with a gross value of $16,172,900. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of August 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	.1500%
Next $3 billion of such net assets	.1325%
Over $4 billion of such net assets	.1200%

For the period from September 1, 2014 through November 30, 2015, the Advisor contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Capital Shares	.15%
Institutional Shares	.20%

For the period from September 1, 2014 through February 28, 2015, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Capital Shares	.00%
Institutional Shares	.05%

This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Accordingly, for the six months ended February 28, 2015, the fee pursuant to the Investment Management Agreement aggregated $126,863, all of which was waived, resulting in an annualized effective rate of 0.00% of the Fund's average daily net assets.

In addition, for the six months ended February 28, 2015, the Advisor reimbursed $62,381 of other expenses.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2015, the Administration Fee was $84,575, all of which was waived.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended February 28, 2015, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at February 28, 2015
Capital Shares	$266	$266	$—
Institutional Shares	23	20	3
	$289	$286	$3

Service Fee. DeAWM Distributors, Inc., ("DDI"), an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") at an annual rate of 0.05% of average daily net assets for the Institutional Shares. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the six months ended February 28, 2015, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Annualized Effective Rate
Institutional Shares	$3	$3	.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended February 28, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $13,520, of which $7,408 was unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At February 28, 2015, two affiliated shareholder accounts were the owner of record of 10% or more of the total outstanding shares of the Fund, owning approximately 16% and 12%.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") shared in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2015.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars	Shares		Dollars
Shares sold
Capital Shares	13,850,184	$138,515,703	12,635,308	*	$126,365,714	*
Institutional Shares	—	—	1,207	**	12,073	**
		$138,515,703			$126,377,787
Shares issued to shareholders in reinvestment of distributions
Capital Shares	15,196	$151,976	13,070	*	$130,716	*
Institutional Shares	1	10	1.2	**	12	**
		$151,986			$130,728
Shares redeemed
Capital Shares	(13,852,522)	$(138,539,079)	(5,877,273	)*	$(58,778,609	)*
Institutional Shares	(107)	(1,070)	(10.5	)**	(105	)**
		$(138,540,149)			$(58,778,714)
Net increase (decrease)
Capital Shares	12,858	$128,600	6,771,105	*	$67,717,821	*
Institutional Shares	(106)	(1,060)	1,198	**	11,980	**
		$127,540			$67,729,801

* Effective December 1, 2013, the original shares of the Fund were re-designated as a separate class of shares named Capital Shares.

** For the period from December 2, 2013 (commencement of operations of Institutional Shares) through August 31, 2014.

F. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund is required to comply with money market reforms by the specified compliance dates. As a result, the Fund may be required to take certain steps that will impact its operations.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2014 to February 28, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2015 (Unaudited)
Actual Fund Return	Institutional Shares
Beginning Account Value 9/1/14	$1,000.00
Ending Account Value 2/28/15	$1,000.90
Expenses Paid per $1,000*	$.25
Hypothetical 5% Fund Return
Beginning Account Value 9/1/14	$1,000.00
Ending Account Value 2/28/15	$1,024.55
Expenses Paid per $1,000*	$.25
* Expenses are equal to the Institutional Shares annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Institutional Shares	.05%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Variable NAV Money Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one-year period ended December 31, 2013, the Fund’s gross performance (Capital Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Capital Shares (1st quartile) and Institutional Shares (1st quartile). The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Deutsche funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site
deutscheliquidity.com/US
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset & Wealth Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc 222 South Riverside Plaza Chicago, IL 60606-5808 deutschefunds.com (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Institutional Shares	Capital Shares
CUSIP Number	461473837	461473845
Fund Number	1411	1011

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DNAVI-3
(R-037942-1 4/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable NAV Money Fund (Institutional Shares), a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 29, 2015